financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Total financial assets	$ 3,355	$ 3,472
Receivable account balances - Current	2,725	2,835
Receivable account balances - Non-current	630	637
Accounts receivable written off directly to doubtful accounts expense	0
Cost/Gross amount
Credit risk
Total financial assets	3,489	3,589
Receivable account balances - Current	2,844	2,938
Receivable account balances - Non-current	645	651
Allowance for doubtful accounts
Credit risk
Total financial assets	(134)	(117)	$ (109)
Receivable account balances - Current	(119)	(103)
Receivable account balances - Non-current	(15)	(14)
Less than 30 days past billing date
Credit risk
Total financial assets	955	1,063
Less than 30 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	975	1,077
Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(20)	(14)
30-60 days past billing date
Credit risk
Total financial assets	486	536
30-60 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	504	550
30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(18)	(14)
61-90 days past billing date
Credit risk
Total financial assets	127	122
61-90 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	147	139
61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(20)	(17)
More than 90 days past billing date
Credit risk
Total financial assets	160	157
More than 90 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	202	193
More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(42)	(36)
Unbilled customer finance receivables
Credit risk
Total financial assets	1,627	1,594
Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Total financial assets	1,661	1,630
Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Total financial assets	$ (34)	$ (36)